Segments (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Summary of Financial Information Related to Segments

The following table provides a summary of financial information related to the Company’s segments (in thousands):

	Year Ended December 31,
	2016	2015	2014

Net operating revenues:
Hospital operations	$2,052,751	$2,096,831	$2,049,193
All other	85,716	90,507	96,307
Total net operating revenues	$2,138,467	$2,187,338	$2,145,500

Adjusted EBITDA:
Hospital operations	$184,000	$249,375	$251,309
All other	(21,078)	14,292	13,516
Total Adjusted EBITDA	$162,922	$263,667	$264,825

Capital expenditures for property and equipment:
Hospital operations	$44,903	$59,272	$68,889
All other	35,017	183	177
Total capital expenditures for property and equipment	$79,920	$59,455	$69,066

	December 31,
	2016	2015

Assets:
Hospital operations	$1,802,121	$2,256,557
All other	192,249	38,299
Total assets	$1,994,370	$2,294,856

Summary of Reconciliation of Adjusted EBITDA to Net Income (Loss)

The following table provides a reconciliation of Adjusted EBITDA to net income (loss), its most directly comparable U.S. GAAP financial measure (in thousands):

	Year Ended December 31,
	2016	2015	2014

Adjusted EBITDA	$162,922	$263,667	$264,825
Interest expense, net	(113,440)	(98,290)	(92,926)
Provision for (benefit from) income taxes	53,875	(3,304)	(5,579)
Depreciation and amortization	(117,288)	(128,001)	(127,593)
Legal, professional and settlement costs	(7,342)	—	(30,374)
Impairment of-long-lived assets and goodwill	(291,870)	(13,000)	(1,000)
Loss on sale of hospitals, net	(2,150)	—	—
Transaction costs related to the Spin-off	(5,488)	(16,337)	—
Severance costs for post-spin headcount reductions	(1,617)	—	—
Change in estimate related to collectability of patient accounts receivable	(22,799)	—	—
Net income (loss)	$(345,197)	$4,735	$7,353